UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Sands Capital Global Growth Fund

Institutional Class Shares - SCMGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Institutional Class Shares	$113	0.96%

How did the Fund perform in the last year?

The Global Growth Fund outperformed the MSCI ACWI Index (Net) (USD) for the twelve-month period ending October 31, 2024 benefiting from strong earnings growth and the rebound in global equities more broadly.The Fund’s overweight to semiconductors was a significant driver of relative results.Overall, from a regional perspective, the U.S./Canada was the top relative contributor and Emerging Asia was the top detractor. From a sector perspective, industrials and consumer staples contributed most to relative results, while health care and materials were the sole detractors. The top five absolute individual contributors to investment results were NVIDIA, Adyen, MercadoLibre, Axon Enterprise, and Netflix. The top five absolute detractors were Nike, Sea, Aptiv, Bajaj Finance, and Pandora.During the period the Fund purchased IMCD, Bajaj Finance, Flutter Entertainment, Dollarama, Pandora, and Spotify. It sold Aptiv, Sea, and Lam Research. The Fund’s regional and sector exposures are largely a byproduct of Sands Capital’s bottom-up investment process, and below was the portfolio positioning at the end of the period:

   - The U.S./Canada was the Fund’s largest absolute regional weight and Western Europe was its largest regional overweight relative to the MSCI ACWI (Net) (USD). Developed Asia was its largest underweight, and the Fund had no exposure to Eastern Europe and the Middle East & Africa.

   - Consumer discretionary was the Fund’s largest absolute and relative sector weight. Consumer staples was its largest underweight, and the Fund had no exposure to consumer staples, energy, real estate, and utilities.

The past year has seen a sentiment-driven market, in our view, with bouts of extreme volatility driven by investor reaction to macroeconomic data and newsflow. Strong investment results at the index level obscure dispersion beneath the surface, due to investor debates about the direction of rates and the global economy, geopolitics, and potential winners and losers from AI adoption.The market’s focus on sentiment and macro factors has led investors to underappreciate the portfolio’s growth and underlying fundamental improvement, in our view. Many of our businesses have worked through the pandemic’s so-called bullwhip dynamics which distorted traditional supply and demand signals and the business cycle, yet their stocks and valuations have yet to.Our criteria have continued to lead us to businesses with above-average earnings growth, as indicated by the return decomposition for Global Growth versus the MSCI ACWI (Net) (USD). Over the past year, earnings growth accounted for nearly 100 percent of the portfolio’s total return, while the index’s rise was largely attributable to multiple expansion.

This earnings growth has been accompanied in many cases by improving fundamental prospects since 2022’s market low. Improvements include waning competitive intensity as higher rates forced rationalization, to operational choices that resulted in higher profitability.

Meanwhile, valuations are generally attractive. At the end of the period nearly 40 percent of the portfolio traded at a lower forward P/E multiple than at the end of October 2023, despite positive investment results for the portfolio.

We know that our businesses are largely delivering on growth and have made improvements “under the hood.” Earnings growth is what drives long-term equity values. Now that growth is on sale, it’s only a matter of time, in our view, before the market realizes this and rewards it.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Sands Capital Global Growth Fund, Institutional Class Shares - $2313743	MSCI ACWI Index (Net) (USD) - $2380757
Oct/14	$1000000	$1000000
Oct/15	$997171	$999666
Oct/16	$1043005	$1020139
Oct/17	$1350429	$1256841
Oct/18	$1355910	$1250335
Oct/19	$1632856	$1407770
Oct/20	$2263534	$1476579
Oct/21	$3132604	$2027009
Oct/22	$1633230	$1622472
Oct/23	$1709599	$1792863
Oct/24	$2313743	$2380757

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-826-5646 or visit https://www.sandscapital.com/document-library-mutual-funds/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Sands Capital Global Growth Fund, Institutional Class Shares	35.34%	7.22%	8.75%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,256,031,519	37	$11,629,160	17%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
55.1%
Netherlands
9.5%
India
7.9%
Argentina
4.9%
Canada
4.5%
Japan
3.8%
United Kingdom
3.2%
Switzerland
2.8%
Denmark
1.9%
Germany
1.9%
Sweden
1.6%

Value	Value
Sweden	1.6%
Germany	1.9%
Denmark	1.9%
Switzerland	2.8%
United Kingdom	3.2%
Japan	3.8%
Canada	4.5%
Argentina	4.9%
India	7.9%
Netherlands	9.5%
United States	55.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.1%
Amazon.com	5.7%
Visa, Cl A	5.0%
MercadoLibre	4.9%
Netflix	4.3%
Axon Enterprise	4.2%
ASML Holding, Cl G	3.8%
Keyence	3.8%
Adyen	3.7%
Alphabet, Cl A	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-826-5646

  https://www.sandscapital.com/document-library-mutual-funds/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-826-5646 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Sands Capital Global Growth Fund / Institutional Class Shares - SCMGX

Annual Shareholder Report - October 31, 2024

SAN-AR-TSR-2024-1

The Advisors' Inner Circle Fund

Sands Capital Global Growth Fund

Investor Class Shares - SCGVX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Investor Class Shares	$142	1.21%

How did the Fund perform in the last year?

The Global Growth Fund outperformed the MSCI ACWI Index (Net) (USD) for the twelve-month period ending October 31, 2024 benefiting from strong earnings growth and the rebound in global equities more broadly.The Fund’s overweight to semiconductors was a significant driver of relative results.Overall, from a regional perspective, the U.S./Canada was the top relative contributor and Emerging Asia was the top detractor. From a sector perspective, industrials and consumer staples contributed most to relative results, while health care and materials were the sole detractors. The top five absolute individual contributors to investment results were NVIDIA, Adyen, MercadoLibre, Axon Enterprise, and Netflix. The top five absolute detractors were Nike, Sea, Aptiv, Bajaj Finance, and Pandora.During the period the Fund purchased IMCD, Bajaj Finance, Flutter Entertainment, Dollarama, Pandora, and Spotify. It sold Aptiv, Sea, and Lam Research. The Fund’s regional and sector exposures are largely a byproduct of Sands Capital’s bottom-up investment process, and below was the portfolio positioning at the end of the period:

   - The U.S./Canada was the Fund’s largest absolute regional weight and Western Europe was its largest regional overweight relative to the MSCI ACWI (Net) (USD). Developed Asia was its largest underweight, and the Fund had no exposure to Eastern Europe and the Middle East & Africa.

   - Consumer discretionary was the Fund’s largest absolute and relative sector weight. Consumer staples was its largest underweight, and the Fund had no exposure to consumer staples, energy, real estate, and utilities.

The past year has seen a sentiment-driven market, in our view, with bouts of extreme volatility driven by investor reaction to macroeconomic data and newsflow. Strong investment results at the index level obscure dispersion beneath the surface, due to investor debates about the direction of rates and the global economy, geopolitics, and potential winners and losers from AI adoption.The market’s focus on sentiment and macro factors has led investors to underappreciate the portfolio’s growth and underlying fundamental improvement, in our view. Many of our businesses have worked through the pandemic’s so-called bullwhip dynamics which distorted traditional supply and demand signals and the business cycle, yet their stocks and valuations have yet to.Our criteria have continued to lead us to businesses with above-average earnings growth, as indicated by the return decomposition for Global Growth versus the MSCI ACWI (Net) (USD). Over the past year, earnings growth accounted for nearly 100 percent of the portfolio’s total return, while the index’s rise was largely attributable to multiple expansion.

This earnings growth has been accompanied in many cases by improving fundamental prospects since 2022’s market low. Improvements include waning competitive intensity as higher rates forced rationalization, to operational choices that resulted in higher profitability.

Meanwhile, valuations are generally attractive. At the end of the period nearly 40 percent of the portfolio traded at a lower forward P/E multiple than at the end of October 2023, despite positive investment results for the portfolio.

We know that our businesses are largely delivering on growth and have made improvements “under the hood.” Earnings growth is what drives long-term equity values. Now that growth is on sale, it’s only a matter of time, in our view, before the market realizes this and rewards it.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Sands Capital Global Growth Fund, Investor Class Shares - $226665	MSCI ACWI Index (Net) (USD) - $238076
Oct/14	$100000	$100000
Oct/15	$99435	$99967
Oct/16	$103763	$102014
Oct/17	$134060	$125684
Oct/18	$134362	$125033
Oct/19	$161415	$140777
Oct/20	$223375	$147658
Oct/21	$308587	$202701
Oct/22	$160738	$162247
Oct/23	$167979	$179286
Oct/24	$226665	$238076

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-826-5646 or visit https://www.sandscapital.com/document-library-mutual-funds/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Sands Capital Global Growth Fund, Investor Class Shares	34.94%	7.03%	8.53%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,256,031,519	37	$11,629,160	17%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Sweden	1.6%
Germany	1.9%
Denmark	1.9%
Switzerland	2.8%
United Kingdom	3.2%
Japan	3.8%
Canada	4.5%
Argentina	4.9%
India	7.9%
Netherlands	9.5%
United States	55.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.1%
Amazon.com	5.7%
Visa, Cl A	5.0%
MercadoLibre	4.9%
Netflix	4.3%
Axon Enterprise	4.2%
ASML Holding, Cl G	3.8%
Keyence	3.8%
Adyen	3.7%
Alphabet, Cl A	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-826-5646

  https://www.sandscapital.com/document-library-mutual-funds/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-826-5646 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Sands Capital Global Growth Fund / Investor Class Shares - SCGVX

Annual Shareholder Report - October 31, 2024

SAN-AR-TSR-2024-2

(b) Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$91,274	None	None	$72,710	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	$115,395(2)
(d)	All Other Fees	None	None	None	None	None	$47,411(3)

2

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$539,063	None	None	$550,800	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$43,700	None	None	$61,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

3

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

4

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $162,806 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

5

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

SANDS CAPITAL

Sands Capital Global Growth Fund

Annual Financials and Other Information

October 31, 2024

Investment Adviser:
Sands Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

TABLE OF CONTENTS

Financial Statement (N-CSR Item 7)
Schedule of Investments	1
Statement of Assets & Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	25
Notice to Shareholders (Unaudited)	27

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Schedule of Investments

Common Stock — 97.1%

	SHARES	VALUE
Argentina — 4.9%
MercadoLibre *	30,383	$61,895,640

Canada — 4.5%
Dollarama	213,917	22,260,519
Shopify, Cl A *	441,685	34,544,184
		56,804,703

Denmark — 1.9%
Pandora	155,233	23,470,647

Germany — 1.9%
Zalando *	765,853	23,184,395

India — 7.9%
Asian Paints	470,744	16,395,109
Bajaj Finance	193,164	15,777,766
HDFC Bank	1,504,213	30,918,667
Titan	945,851	36,637,351
		99,728,893

Japan — 3.8%
Keyence	105,900	47,804,709

Netherlands — 9.5%
Adyen *	30,743	46,964,769
ASML Holding, Cl G	71,306	47,956,850
IMCD	152,447	24,237,702
		119,159,321

Sweden — 1.6%
Spotify Technology *	52,466	20,204,657

Switzerland — 2.8%
Sika	123,928	34,516,081

United Kingdom — 3.2%
Flutter Entertainment *	173,299	40,338,808

United States — 55.1%
Airbnb, Cl A *	77,267	10,414,819
Align Technology *	23,733	4,865,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Common Stock — continued

	SHARES	VALUE
United States — (continued)
Alphabet, Cl A	257,986	$44,143,984
Alphabet, Cl C	50,799	8,772,479
Amazon.com *	383,652	71,512,733
Atlassian, Cl A *	131,976	24,882,755
Axon Enterprise *	123,680	52,378,480
Block, Cl A *	408,149	29,517,336
Cloudflare, Cl A *	258,358	22,660,580
Dexcom *	411,185	28,980,319
DoorDash, Cl A *	268,552	42,082,098
Edwards Lifesciences *	157,334	10,542,951
Entegris	267,488	28,008,669
iRhythm Technologies *	240,820	17,445,001
Netflix *	71,199	53,828,580
NIKE, Cl B	304,359	23,475,210
NVIDIA	767,792	101,932,066
Okta, Cl A *	324,067	23,297,177
Repligen *	105,246	14,131,380
Snowflake, Cl A *	141,690	16,268,846
Visa, Cl A	218,640	63,372,804
		692,514,244

Total Common Stock
(Cost $711,190,902)		1,219,622,098

Total Investments— 97.1%
(Cost $711,190,902)		$1,219,622,098

Percentages are based on Net Assets of $1,256,031,519.

*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

The following is a summary of the level of inputs as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$61,895,640	$—	$—	$61,895,640
Canada	56,804,703	—	—	56,804,703
Denmark	—	23,470,647	—	23,470,647
Germany	—	23,184,395	—	23,184,395
India	—	99,728,893	—	99,728,893
Japan	—	47,804,709	—	47,804,709
Netherlands	47,956,850	71,202,471	—	119,159,321
Sweden	20,204,657	—	—	20,204,657
Switzerland	—	34,516,081	—	34,516,081
United Kingdom	40,338,808	—	—	40,338,808
United States	692,514,244	—	—	692,514,244
Total Common Stock	919,714,902	299,907,196	—	1,219,622,098
Total Investments in Securities	$919,714,902	$299,907,196	$—	$1,219,622,098

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $711,190,902)	$1,219,622,098
Cash and Cash Equivalents.	46,837,923
Foreign Currency, at Value (Cost $750,080)	750,077
Receivable for Investment Securities Sold	9,803,589
Dividend Receivable	397,471
Foreign Tax Reclaim Receivable	179,965
Receivable for Capital Shares Sold	2,800
Prepaid Expenses	13,405
Total Assets	1,277,607,328

Liabilities:
Payable for Investment Securities Purchased	12,019,645
Accrued Foreign Capital Gains Tax on Appreciated Securities	8,175,921
Payable due to Investment Adviser	927,028
Payable for Capital Shares Redeemed	237,634
Payable due to Administrator	93,285
Shareholder Servicing Fees Payable	12,375
Chief Compliance Officer Fees Payable	5,620
Trustee Fees Payable	5,465
Other Accrued Expenses	98,836
Total Liabilities	21,575,809
Net Assets	$1,256,031,519

Net Assets Consist of:
Paid-in Capital	$711,471,974
Total Distributable Earnings	544,559,545
Net Assets	$1,256,031,519

Net Asset Value Per Share —
Institutional Class Shares ($1,231,600,841 ÷ 40,254,108 shares)*	$30.60
Net Asset Value Per Share —
Investor Class Shares ($24,430,678 ÷ 821,522 shares)*	$29.74

*	Redemption price per share may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND For the Year Ended October 31, 2024

STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$4,532,538
Interest Income	2,209,779
Less: Foreign Taxes Withheld	(441,245)
Total Investment Income	6,301,072

Expenses
Investment Advisory Fees	11,629,160
Administration Fees	1,157,359
Shareholder Servicing Fees - Investor Class Shares	57,556
Trustee Fees	23,180
Chief Compliance Officer Fees	8,695
Transfer Agent Fees	123,845
Custodian Fees	69,728
Registration Fees	44,280
Audit Fees	42,180
Legal Fees	38,750
Printing Fees	24,964
Insurance and Other Expenses	36,222
Total Expenses	13,255,919
Less:
Fees Paid Indirectly (See Note 4)	(43,434)
Net Expenses	13,212,485
Net Investment Loss	(6,911,413)
Net Realized Gain (Loss) on:
Investments	137,755,823
Foreign Currency Transactions	(81,292)
Foreign Capital Gains Tax on Appreciated Securities	(2,666,523)
Net Realized Gain	135,008,008
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	268,187,466
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(182)
Foreign Capital Gains Tax on Appreciated Securities	(381,492)
Net Change in Unrealized Appreciation (Depreciation)	267,805,792
Net Realized and Unrealized Gain	402,813,800
Net Increase in Net Assets Resulting from Operations	$395,902,387

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Loss	$(6,911,413)	$(6,320,182)
Net Realized Gain (Loss)	135,008,008	(6,200,889)†
Net Change in Unrealized Appreciation (Depreciation)	267,805,792	78,651,929
Net Increase in Net Assets Resulting from Operations	395,902,387	66,130,858
Capital Share Transactions:
Institutional Class Shares
Issued	88,682,515	83,992,747
Redemption Fees (See Note 2)	24,828	29,508
Redeemed	(348,160,803)	(292,476,651)*
Net Institutional Class Shares Transactions	(259,453,460)	(208,454,396)
Investor Class Shares
Issued	4,039,296	1,604,900
Redemption Fees (See Note 2)	—	3,533
Redeemed	(3,142,168)	(3,976,571)
Net Investor Class Shares Transactions	897,128	(2,368,138)
Net Decrease in Net Assets from Capital Share Transactions	(258,556,332)	(210,822,534)
Total Increase (Decrease) in Net Assets	137,346,055	(144,691,676)
Net Assets:
Beginning of Year	1,118,685,464	1,263,377,140
End of Year	$1,256,031,519	$1,118,685,464

†	Includes realized gain of $8,233,278 due to in-kind transactions.

*	Includes redemptions as a result of in-kind transactions.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Year Ended October 31, 2024	Year Ended October 31, 2023
Share Transactions:
Institutional Class Shares
Issued	3,217,961	3,566,107
Redeemed	(11,659,110)	(12,481,457)*
Net Institutional Class Shares Transactions	(8,441,149)	(8,915,350)
Investor Class Shares
Issued	138,582	67,776
Redeemed	(110,907)	(171,051)
Net Investor Class Shares Transactions	27,675	(103,275)
Net Decrease in Shares Outstanding from Share Transactions	(8,413,474)	(9,018,625)

*	Includes redemptions as a result of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Year	$22.61	$21.60	$46.72	$34.86	$26.64
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.15)	(0.12)	(0.17)	(0.32)	(0.21)
Net Realized and Unrealized Gain (Loss)	8.14	1.13	(20.10)	13.46	10.03
Total from Investment Operations	7.99	1.01	(20.27)	13.14	9.82
Dividends and Distributions from:
Net Investment Income	—	—	—	—	(0.02)
Net Realized Gains	—	—	(4.85)	(1.28)	(1.58)
Total Dividends and Distributions	—	—	(4.85)	(1.28)	(1.60)
Redemption Fees^	—	—	—	—	—
Net Asset Value, End of Year	$30.60	$22.61	$21.60	$46.72	$34.86
Total Return††	35.34%	4.68%	(47.86)%	38.39%	38.62%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$1,231,601	$1,101,192	$1,244,453	$2,754,537	$2,027,252
Ratio of Expenses to Average Net Assets	0.96%	0.97%	0.95%	0.95%	0.96%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.97%	0.97%	0.95%	0.95%	0.96%
Ratio of Net Investment Loss to Average Net Assets	(0.50)%	(0.49)%	(0.59)%	(0.78)%	(0.70)%
Portfolio Turnover Rate	17%	15%	21%	32%	23%

^	See Note 2 in the Notes to Financial Statements.

†	Per share data calculated using average shares method.

††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

Amounts designated as “—” are $0.00 or round to $0.00 per share

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Year	$22.04	$21.09	$45.78	$34.24	$26.22
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.22)	(0.17)	(0.25)	(0.43)	(0.26)
Net Realized and Unrealized Gain (Loss)	7.92	1.12	(19.62)	13.22	9.86
Total from Investment Operations	7.70	0.95	(19.87)	12.79	9.60
Dividends and Distributions from:
Net Investment Income	—	—	—	—	—
Net Realized Gains	—	—	(4.85)	(1.28)	(1.58)
Total Dividends and Distributions	—	—	(4.85)	(1.28)	(1.58)
Redemption Fees^	—	—	0.03	0.03	—
Net Asset Value, End of Year	$29.74	$22.04	$21.09	$45.78	$34.24
Total Return††	34.94%	4.50%	(47.91)%	38.15%	38.39%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$24,431	$17,493	$18,924	$35,978	$20,171
Ratio of Expenses to Average Net Assets	1.21%	1.20%	1.15%	1.15%	1.16%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.22%	1.20%	1.15%	1.15%	1.16%
Ratio of Net Investment Loss to Average Net Assets	(0.75)%	(0.72)%	(0.78)%	(0.98)%	(0.89)%
Portfolio Turnover Rate	17%	15%	21%	32%	23%

^	See Note 2 in the Notes to Financial Statements.

†	Per share data calculated using average shares method.

††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

Amounts designated as “—” are $0.00 or round to $0.00 per share

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment global company with 26 funds. The financial statements herein are those of the Sands Capital Global Growth Fund (the “Fund”) . The Fund consists of Institutional Class Shares and Investor Class Shares which commenced operations on March 31, 2010. The investment objective of the Fund is long- term capital appreciation. The Fund, a diversified fund, invests primarily in equity securities of publicly-traded companies located anywhere in the world, including equity securities in developing or emerging markets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted principles ("U.S. GAAP") and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board ("FASB") in Accounting Standards Codification ("ASC") Topic 946, Financial Services - Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements..

Use of Estimates —The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most  recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the financial statement date.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de -listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”) monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non -U.S. securities that exceed the applicable “confident interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held. Such securities are classified as Level 2 in the fair value hierarchy.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP; the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the year ended October 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2024, the Fund did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized gains and losses on foreign currency transactions and net change in unrealized appreciation and depreciation on foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income (loss) and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Fund for the benefit of the remaining shareholders. For the year ended October 31, 2024, Institutional Class Shares had $24,828 of redemption fees and the Investor Class Shares did not have any redemption fees.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”) . Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for which the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2024, the Fund incurred $1,157,359 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Distribution Agreement.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the year ended October 31, 2024, the Investor Class Shares incurred 0.25% of average daily net assets or $57,556 of shareholder servicing fees.

Brown Brothers Harriman & Co. (BBH) serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. For the year ended October 31, 2024, the Fund earned cash management credits of $43,434 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Sands Capital Management, LLC (the “Adviser”) serves as the investment adviser for the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.10% and 1.35% of the Fund’s Institutional Class Shares’ and Investor Class Shares’ average daily net assets, respectively, until March 31, 2025. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. To date, no fees were recaptured. As of October 31, 2024, there were no previously waived and reimbursed fees that are subject to recapture.

6.	Investment Transactions:

For the year ended October 31, 2024, the Fund made purchases of $221,677,427 and sales of $512,523,904 in investment securities other than in-kind transactions, long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of capital gain tax, net operating losses and investments in passive foreign investment companies (PFICs). The permanent differences that are credited or charged to Paid- in Capital and Distributable Earnings as of October 31, 2024 primarily relate to net operating losses:

Distributable Earnings (Accumulated Loss)	Paid-in Capital
$8,228,037	$(8,228,037)

The tax character of dividends and distributions for the Fund declared during the fiscal years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2024	$—	$—	$—
2023	—	—	—

As of October 31, 2024, the components of Distributable Earnings on a tax basis were as follows:

Current Year Late-Year Ordinary Loss Deferral	$(7,589,803)
Undistributed Long-Term Capital Gain	105,761,851
Unrealized Appreciation	446,387,415
Other Temporary Differences	82
Total Net Distributable Earnings	$544,559,545

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2024 through October 31, 2024. For the tax year ended October 31, 2024, the Fund elected to treat qualified ordinary late year loss of $(7,589,803), as arising in the following fiscal year.

During the year ended October 31, 2024, the fund utilized $24,317,356 of prior year capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2024, and the net realized gains or losses on securities sold for the period, were different  from amounts reported for financial reporting purposes, primarily due to wash sales loss which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future periods and mark to market on unrealized gains on PFIC.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation*
$765,058,219	$557,796,880	$(103,233,546)	$454,563,334

*	The difference in unrealized appreciation is attributable to foreign capital gains tax payable.

8.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Derivatives Risk — The Fund’s use of foreign exchange forwards and market access products (including Participatory Notes and Low Exercise Price Warrants) is subject to market risk, correlation risk, valuation risk, liquidity risk and credit risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may cause the Fund to have to accept a lower price to sell a derivative, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. The Fund’s use of foreign exchange forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk in this context is the risk that the derivatives instrument used for hedging currency exposure may also limit any potential gain that may result from a change in relative values of the underlying currencies. To the extent that the Fund engages in hedging strategies, there can be no assurance that  such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Emerging Markets Securities Risk — The Fund may invest in companies located or doing business in emerging market countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. For purposes of determining whether a particular country is considered a developed market or an emerging market, the Fund uses the designation set forth by the MSCI, a prominent provider of investment tools and data services for institutions worldwide.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. The Fund may incur operating expenses that are higher than those of mutual funds that invest exclusively in U.S. equity securities due to higher custodial fees and brokerage commissions associated with investments in foreign securities. These risks may be magnified in less-established emerging markets.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day -to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be  subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Growth Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Large Capitalization Company Risk — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market  value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

Mid-Capitalization Company Risk — The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

9.	Concentration of Shareholders:

At October 31, 2024, 51% of Institutional Class Shares outstanding were held by two shareholders and 85% of Investor Class Shares outstanding were held by two shareholders of record owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	New Accounting Pronouncement

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023 -07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of Sands Capital Global Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sands Capital Global Growth Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned  as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

We have served as the auditor of one or more Sands Capital Management, LLC investment companies since 2010.

Philadelphia, Pennsylvania

December 23, 2024

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND October 31, 2024

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Qualifying for Corporate Dividends Rec. Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Portfolios to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of The Advisors’ Inner Circle Fund – Sands Capital Global Growth Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percent of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

Sands Capital Global Growth Fund

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121

888-826-5646

Adviser:

Sands Capital Management, LLC

1000 Wilson Boulevard, Suite 3000

Arlington, VA 22209

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

SAN-AR-001-1500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

6

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 6, 2025

8